                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2004
                                               ---------------


Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):       [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Highline Capital Management, LLC
Address:      1270 Avenue of the Americas, 4th Floor
              New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Klarman
Title:   Chief Financial Officer
Phone:   (212) 332-2250

Signature, Place, and Date of Signing:

          /S/ MICHAEL KLARMAN              New York, NY              7/28/04
          -------------------              ------------              -------
             [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 ---------

Form 13F Information Table Entry Total:              45
                                                 ---------

Form 13F Information Table Value Total:            $280,904
                                                 ----------
                                                 (thousands)




List of Other Included Managers:

None





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      FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (06/30/04)





                     COLUMN 1                      COLUMN 2       COLUMN 3                COLUMN 4

                                                   TITLE OF                               VALUE
NAME OF ISSUER                                     CLASS          CUSIP                   (X1000)
-------------------------------------------------------------------------------------------------------
AMERICAN POWER CONVERSION CORP                     Common Stock   029066107                       6,288
ANTHEM, INC.COMMON STOCK                           Common Stock   03674B104                      13,971
ASSURANT INC.CMN                                   Common Stock   04621x108                      10,156
AUTODESK INCCMN                                    Common Stock   052769106                       5,647
BALL CORPORATIONCMN                                Common Stock   058498106                      12,609
CAPITAL LEASE FUNDING INCCMN                       Common Stock   140288101                       2,370
CAREMARK RX INCCMN                                 Common Stock   141705103                      12,715
CLEAR CHANNEL COMMUNICATIONSCM                     Common Stock   184502102                       1,848
CORINTHIAN COLLEGES INCCMN                         Common Stock   218868107                       4,577
DEAN FOODS COMPANY NEWCMN                          Common Stock   242370104                      10,697
DEL MONTE FOODS COMPANYCMN                         Common Stock   24522P103                      13,043
ELIZABETH ARDEN INCCMN                             Common Stock   28660G106                       1,134
FINISH LINE INC CL-ACMN CLASS                      Common Stock   317923100                       4,924
GENENTECH INC.CMN                                  Common Stock   368710406                       3,563
GENERAL ELECTRIC COCMN                             Common Stock   369604103                      13,770
GUITAR CENTER MGMT, INC.CMN                        Common Stock   402040109                       2,446
INTERNATIONAL STEEL GROUP, INC                     Common Stock   460377104                       4,611
INTL GAME TECHNOLOGYCMN                            Common Stock   459902102                       6,948
JABIL CIRCUIT INCCMN                               Common Stock   466313103                       3,777
JACUZZI BRANDS INCORD CMN                          Common Stock   469865109                       2,126
KERZNER INTERNATIONAL LTDCMN                       Common Stock   P6065Y107                      11,538
MEDCOHEALTH SOLUTIONS, INC.CMN                     Common Stock   58405U102                       6,893
MERIDIAN RESOURCE CORPCMN                          Common Stock   58977q109                       2,960
MICROSOFT CORPORATIONCMN                           Common Stock   594918104                       6,854
NEW FRONTIER MEDIA INCCMN                          Common Stock   644398109                       3,040
NEXTWAVE TELECOM INC.CMN  CLAS                     Common Stock   65332m103                       2,400
NORANDA INC.CMN                                    Common Stock   655422103                       8,963
NUCOR CORPCMN                                      Common Stock   670346105                      22,798
PACIFICARE HEALTH SYSTEMS INCC                     Common Stock   695112102                       3,073
POLARIS INDS INCCMN                                Common Stock   731068102                       2,078
RADIO ONE INCCMN CLASS D NON V                     Common Stock   75040p405                       1,008
RALCORP HLDGS INC (NEW)CMN                         Common Stock   751028101                       4,210
READER'S DIGEST ASSOC., INC.CM                     Common Stock   755267101                       6,303
REGAL ENTERTAINMENT GROUPCMN C                     Common Stock   758766109                       3,162
SHIRE PHARMACEUTICALS GROUPADR                     Common Stock   82481r106                       5,021
STATION CASINOS INCCMN                             Common Stock   857689103                       4,840
STEEL DYNAMICS INCCMN                              Common Stock   858119100                       3,934
SYNOPSYS INCCMN                                    Common Stock   871607107                       5,663
TAKE TWO INTERACTIVE SOFTWAREI                     Common Stock   874054109                       2,853
TEREX CORP (NEW)CMN                                Common Stock   880779103                       2,560
TTM TECHNOLOGIES  INCCMN                           Common Stock   87305r109                       5,331
TYCO INTERNATIONAL LTD.CMN                         Common Stock   902124106                      11,185
USI HOLDING CORPCMN                                Common Stock   9033h101                        7,584
WORTHINGTON INDUSTRIESCMN USD0                     Common Stock   981811102                       2,566
WYETHCMN                                           Common Stock   983024100                       6,867

                                                                                                280,904




                     COLUMN 1                                  COLUMN 5               COLUMN 6

                                                    SHRS OR PRN       SH/    PUT/    INVESTMENT
NAME OF ISSUER                                      AMOUNT            PRN    CALL    DISCRETION
------------------------------------------------------------------------------------------------------------
AMERICAN POWER CONVERSION CORP                                320,000 SH      NA      SOLE
ANTHEM, INC.COMMON STOCK                                      156,000 SH      NA      SOLE
ASSURANT INC.CMN                                              385,000 SH      NA      SOLE
AUTODESK INCCMN                                               131,900 SH      NA      SOLE
BALL CORPORATIONCMN                                           175,000 SH      NA      SOLE
CAPITAL LEASE FUNDING INCCMN                                  227,900 SH      NA      SOLE
CAREMARK RX INCCMN                                            386,000 SH      NA      SOLE
CLEAR CHANNEL COMMUNICATIONSCM                                 50,000 SH      NA      SOLE
CORINTHIAN COLLEGES INCCMN                                    185,000 SH      NA      SOLE
DEAN FOODS COMPANY NEWCMN                                     286,700 SH      NA      SOLE
DEL MONTE FOODS COMPANYCMN                                  1,283,800 SH      NA      SOLE
ELIZABETH ARDEN INCCMN                                         53,908 SH      NA      SOLE
FINISH LINE INC CL-ACMN CLASS                                 163,200 SH      NA      SOLE
GENENTECH INC.CMN                                              63,400 SH      NA      SOLE
GENERAL ELECTRIC COCMN                                        425,000 SH      NA      SOLE
GUITAR CENTER MGMT, INC.CMN                                    55,000 SH      NA      SOLE
INTERNATIONAL STEEL GROUP, INC                                155,000 SH      NA      SOLE
INTL GAME TECHNOLOGYCMN                                       180,000 SH      NA      SOLE
JABIL CIRCUIT INCCMN                                          150,000 SH      NA      SOLE
JACUZZI BRANDS INCORD CMN                                     263,800 SH      NA      SOLE
KERZNER INTERNATIONAL LTDCMN                                  242,600 SH      NA      SOLE
MEDCOHEALTH SOLUTIONS, INC.CMN                                183,800 SH      NA      SOLE
MERIDIAN RESOURCE CORPCMN                                     426,500 SH      NA      SOLE
MICROSOFT CORPORATIONCMN                                      240,000 SH      NA      SOLE
NEW FRONTIER MEDIA INCCMN                                     356,440 SH      NA      SOLE
NEXTWAVE TELECOM INC.CMN  CLAS                                400,000 SH      NA      SOLE
NORANDA INC.CMN                                               522,000 SH      NA      SOLE
NUCOR CORPCMN                                                 297,000 SH      NA      SOLE
PACIFICARE HEALTH SYSTEMS INCC                                 79,500 SH      NA      SOLE
POLARIS INDS INCCMN                                            43,300 SH      NA      SOLE
RADIO ONE INCCMN CLASS D NON V                                 62,971 SH      NA      SOLE
RALCORP HLDGS INC (NEW)CMN                                    119,600 SH      NA      SOLE
READER'S DIGEST ASSOC., INC.CM                                394,200 SH      NA      SOLE
REGAL ENTERTAINMENT GROUPCMN C                                174,700 SH      NA      SOLE
SHIRE PHARMACEUTICALS GROUPADR                                187,900 SH      NA      SOLE
STATION CASINOS INCCMN                                        100,000 SH      NA      SOLE
STEEL DYNAMICS INCCMN                                         137,400 SH      NA      SOLE
SYNOPSYS INCCMN                                               199,200 SH      NA      SOLE
TAKE TWO INTERACTIVE SOFTWAREI                                 93,100 SH      NA      SOLE
TEREX CORP (NEW)CMN                                            75,000 SH      NA      SOLE
TTM TECHNOLOGIES  INCCMN                                      449,900 SH      NA      SOLE
TYCO INTERNATIONAL LTD.CMN                                    337,500 SH      NA      SOLE
USI HOLDING CORPCMN                                           480,000 SH      NA      SOLE
WORTHINGTON INDUSTRIESCMN USD0                                125,000 SH      NA      SOLE
WYETHCMN                                                      189,900 SH      NA      SOLE





                     COLUMN 1                         COLUMN 7              COLUMN 8

                                                   OTHER                 VOTING AUTHORITY
NAME OF ISSUER                                     MANAGERS           SOLE       SHARED    NONE
-----------------------------------------------------------------------------------------------
AMERICAN POWER CONVERSION CORP                     N/A                  320,000
ANTHEM, INC.COMMON STOCK                           N/A                  156,000
ASSURANT INC.CMN                                   N/A                  385,000
AUTODESK INCCMN                                    N/A                  131,900
BALL CORPORATIONCMN                                N/A                  175,000
CAPITAL LEASE FUNDING INCCMN                       N/A                  227,900
CAREMARK RX INCCMN                                 N/A                  386,000
CLEAR CHANNEL COMMUNICATIONSCM                     N/A                   50,000
CORINTHIAN COLLEGES INCCMN                         N/A                  185,000
DEAN FOODS COMPANY NEWCMN                          N/A                  286,700
DEL MONTE FOODS COMPANYCMN                         N/A                1,283,800
ELIZABETH ARDEN INCCMN                             N/A                   53,908
FINISH LINE INC CL-ACMN CLASS                      N/A                  163,200
GENENTECH INC.CMN                                  N/A                   63,400
GENERAL ELECTRIC COCMN                             N/A                  425,000
GUITAR CENTER MGMT, INC.CMN                        N/A                   55,000
INTERNATIONAL STEEL GROUP, INC                     N/A                  155,000
INTL GAME TECHNOLOGYCMN                            N/A                  180,000
JABIL CIRCUIT INCCMN                               N/A                  150,000
JACUZZI BRANDS INCORD CMN                          N/A                  263,800
KERZNER INTERNATIONAL LTDCMN                       N/A                  242,600
MEDCOHEALTH SOLUTIONS, INC.CMN                     N/A                  183,800
MERIDIAN RESOURCE CORPCMN                          N/A                  426,500
MICROSOFT CORPORATIONCMN                           N/A                  240,000
NEW FRONTIER MEDIA INCCMN                          N/A                  356,440
NEXTWAVE TELECOM INC.CMN  CLAS                     N/A                  400,000
NORANDA INC.CMN                                    N/A                  522,000
NUCOR CORPCMN                                      N/A                  297,000
PACIFICARE HEALTH SYSTEMS INCC                     N/A                   79,500
POLARIS INDS INCCMN                                N/A                   43,300
RADIO ONE INCCMN CLASS D NON V                     N/A                   62,971
RALCORP HLDGS INC (NEW)CMN                         N/A                  119,600
READER'S DIGEST ASSOC., INC.CM                     N/A                  394,200
REGAL ENTERTAINMENT GROUPCMN C                     N/A                  174,700
SHIRE PHARMACEUTICALS GROUPADR                     N/A                  187,900
STATION CASINOS INCCMN                             N/A                  100,000
STEEL DYNAMICS INCCMN                              N/A                  137,400
SYNOPSYS INCCMN                                    N/A                  199,200
TAKE TWO INTERACTIVE SOFTWAREI                     N/A                   93,100
TEREX CORP (NEW)CMN                                N/A                   75,000
TTM TECHNOLOGIES  INCCMN                           N/A                  449,900
TYCO INTERNATIONAL LTD.CMN                         N/A                  337,500
USI HOLDING CORPCMN                                N/A                  480,000
WORTHINGTON INDUSTRIESCMN USD0                     N/A                  125,000
WYETHCMN                                           N/A                  189,900